Indebtedness (Schedule Of Maturities On Long-Term Indebtedness) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Entity Information [Line Items]
2016	$ 531,850
2017	24,650
2018	400,000
Thereafter	998,800
Total	1,955,300
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
2015	0
2016	131,850
2017	24,650
2018	0
2019	0
Thereafter	998,800
Total	$ 1,155,300